Share-based payments - Prior VSOP - Development of the virtual shares in this program granted to management and key employees (Details)	12 Months Ended
	Dec. 31, 2024 Option shares	Dec. 31, 2023 Option shares	Dec. 31, 2022 Option shares
Share-based payments
Exercised during the period	0	0	(6,303)
Former Chief Executive Officer Grant
Share-based payments
Outstanding at the beginning of the period	5,603,155	5,614,246	6,426,365
Forfeited during the period		(11,091)	(34,859)
Exercised during the period	(1,576,931)		(777,260)
Outstanding at the end of the period	4,026,224	5,603,155	5,614,246
Thereof vested | shares	4,025,669	5,588,513	5,509,886
Thereof exercisable	0	0	0